Property and Equipment (Details Narrative) (10K) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Depreciation and amortization expense	$ 30,044	$ 11,047	$ 21,991	$ 19,277